UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-2006
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ E. Peter Freer             New York, New York         5/15/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:       $288,453
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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

                                             FORM 13F INFORMATION TABLE

      NAME OF                    TITLE OF  CUSIP      VALUE   SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                                                 ----------------
      ISSUER                     CLASS                x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------
AMYLIN INC                       COMMON    032346108     23897   488200   SH        SOLE          488200    0        0
----------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC              COMMON    04269X105      2002   219000   SH        SOLE          219000    0        0
----------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC              COMMON    075811109     17068   312780   SH        SOLE          312780    0        0
----------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                  COMMON    09062X103     18020   382600   SH        SOLE          382600    0        0
----------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC                COMMON    101137107      4131   179200   SH        SOLE          179200    0        0
 CORP
----------------------------------------------------------------------------------------------------------------------
CARDIOME PHARMA CORP             COMMON    14159U202      9016   709900   SH        SOLE          709900    0        0
----------------------------------------------------------------------------------------------------------------------
CUBIST                           COMMON    229678107     19120   832400   SH        SOLE          832400    0        0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------------------
CURAGEN CORP INC                 COMMON    23126R101     11737  2342744   SH        SOLE         2342744    0        0
----------------------------------------------------------------------------------------------------------------------
DAVITA INC                       COMMON    23918K108     18512   307465   SH        SOLE          307465    0        0
----------------------------------------------------------------------------------------------------------------------
DUSA                             COMMON    266898105     19651  2783400   SH        SOLE         2783400    0        0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------------------
DYAX CORP                        COMMON    26746E103      1886   325200   SH        SOLE          325200    0        0
----------------------------------------------------------------------------------------------------------------------
GENZYME CORP                     COMMON    372917104      8866   131900   SH        SOLE          131900    0        0
----------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC              COMMON    375558103     16287   261769   SH        SOLE          261769    0        0
----------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION              COMMON    401698105     18008   230700   SH        SOLE          230700    0        0
----------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                     COMMON    452327109     22855   962325   SH        SOLE          962325    0        0
----------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH                     COMMON    58405U102      6924   121000   SH        SOLE          121000    0        0
 SOLUTIONS INC
----------------------------------------------------------------------------------------------------------------------
NUVELO INC                       COMMON    67072M301      8360   469120   SH        SOLE          469120    0        0
----------------------------------------------------------------------------------------------------------------------
STEREOTAXIS INC                  COMMON    85916J102      3546   281172   SH        SOLE          281172    0        0
----------------------------------------------------------------------------------------------------------------------
SUN HEALTHCARE GROUP             COMMON    866933401      4315   573080   SH        SOLE          573080    0        0
----------------------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH SVC             COMMON    913903100      2540    50000   SH        SOLE           50000    0        0
----------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC               COMMON    92220P105     22506   400740   SH        SOLE          400740    0        0
----------------------------------------------------------------------------------------------------------------------
VERTEX                           COMMON    92532F100      5535   151260   SH        SOLE          151260    0        0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC                 COMMON    98985T109     23671  1094880   SH        SOLE         1094880    0        0
----------------------------------------------------------------------------------------------------------------------